Condensed Financial Information of the Company - Balance Sheets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 199,411,823	$ 31,292,067	¥ 203,556,885
Prepayments and other current assets	101,467,924	15,922,531	41,112
Total current assets	301,107,347	47,250,313	479,858,116
Non-current assets:
Total non-current assets	231,618,416	36,345,984	243,181,554
Total assets	532,725,763	83,596,297	723,039,670
Current liabilities:
Accrued liabilities and other current liabilities	17,392,216	2,729,218	5,669,561
Amounts due to subsidiaries and VIEs	323,400	50,749	719,400
Total current liabilities	413,662,825	64,912,723	355,158,151
Total liabilities	413,662,825	64,912,723	355,570,744
Shareholders' equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	45,198	7,093	45,198
Statutory reserves	59,971,836	9,410,890	58,217,195
Accumulated other comprehensive loss	(12,542,667)	(1,968,218)	(7,956,640)
Retained earnings/(Accumulated deficit)	(110,260,432)	(17,302,268)	135,314,170
Total shareholders' equity	119,062,938	18,683,574	367,468,926		¥ 171,146,281	¥ 123,909,284
Total liabilities and shareholders' equity	532,725,763	83,596,297	723,039,670
Parent Company [Member]
Current assets:
Cash and cash equivalents	194,729,331	30,557,281	200,108,273	$ 31,401,355
Prepayments and other current assets	0	0	89,853
Amounts due from subsidiaries and VIEs	644,607	101,153	0
Total current assets	195,373,938	30,658,434	200,198,126
Non-current assets:
Investment in subsidiaries and VIEs	0	0	208,398,302
Total non-current assets	0	0	208,398,302
Total assets	195,373,938	30,658,434	408,596,428
Current liabilities:
Accrued liabilities and other current liabilities	244,166	38,314	0
Investment deficit in subsidiaries and VIEs	35,769,964	5,613,088	0
Amounts due to subsidiaries and VIEs	40,296,870	6,323,458	41,127,502
Total current liabilities	76,311,000	11,974,860	41,127,502
Total liabilities	76,311,000	11,974,860	41,127,502
Shareholders' equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	45,198	7,093	45,198
Additional paid-in capital	181,849,003	28,536,077	181,849,003
Statutory reserves	59,971,836	9,410,890	58,217,195
Accumulated other comprehensive loss	(12,542,667)	(1,968,218)	(7,956,640)
Retained earnings/(Accumulated deficit)	(110,260,432)	(17,302,268)	135,314,170
Total shareholders' equity	119,062,938	18,683,574	367,468,926
Total liabilities and shareholders' equity	¥ 195,373,938	$ 30,658,434	¥ 408,596,428